Acceptances	12 Months Ended
Mar. 31, 2018
Acceptances
Acceptances
24	ACCEPTANCES

	As At March 31
	2018	2017
	(in thousands)
Payable under the film financing arrangements	$8,898	$8,935
	$8,898	$8,935

Acceptances comprise of short-term credit availed from financial institutions for payment to film producers for film co-production arrangement entered by the group. The carrying value of acceptances are considered a reasonable approximation of fair value.